Material Accounting Policy Information (Policies)	6 Months Ended
Jun. 30, 2026
Material Accounting Policy Information [Abstract]
Future Changes in Accounting Policies

Future Changes in Accounting Policies

The International Accounting Standards Board (“IASB”) periodically issues new and amended accounting standards. The new and amended standards determined to be applicable to the Company are disclosed below. The remaining new and amended standards have been excluded as they are not applicable.

IFRS 18, Presentation and Disclosures in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosures in Financial Statements (“IFRS 18”) with the aim of improving companies’ reporting of financial performance and giving investors a better basis for analyzing and comparing companies.

IFRS 18 introduces three new sets of requirements:

1)      Improved comparability in the statement of profit or loss (income statement) which introduces three defined categories for income and expenses: operating, investing and financing. These changes would require all companies to use the same structure of the income statement and provide new defined subtotals, including operating profit.

2)      Enhanced transparency of management-defined performance measures which would require companies to disclose explanations of those company specific measures that are related to the income statement.

3)      More useful grouping of information in the financial statements which provides enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.

The Company is currently evaluating the impact of this new standard.